Loans - Summary of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	$ 4,114
Balance at end of period	4,376	$ 4,114	$ 4,182
Loans	4,104	3,917	4,020
Undrawn credit facilities and other off-balance sheet exposures	272	197	162
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	449	502	456
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(16)	(24)	(7)
Provision for (reversal of) credit losses net remeasurement	39	(18)	61
Total provision for (reversal of) credit losses	23	(42)	54
Write-offs	(2)	(3)	(3)
Recoveries	3		4
Interest income on impaired loans	(8)	(9)	(6)
Foreign exchange and other	7	1	(2)
Balance at end of period	472	449	503
Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	983	1,084	1,064
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(5)	(18)	(17)
Provision for (reversal of) credit losses changes in model	56	(79)
Provision for (reversal of) credit losses net remeasurement	180	125	163
Total provision for (reversal of) credit losses	231	28	146
Write-offs	(138)	(141)	(126)
Recoveries	17	15	17
Interest income on impaired loans	(2)	(2)	(1)
Foreign exchange and other	4	(1)	(2)
Balance at end of period	1,095	983	1,098
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	955	841	772
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	5	1	(13)
Provision for (reversal of) credit losses changes in model	6	52
Provision for (reversal of) credit losses net remeasurement	163	230	148
Total provision for (reversal of) credit losses	174	283	135
Write-offs	(204)	(204)	(160)
Recoveries	35	35	27
Balance at end of period	960	955	774
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,727	1,691	1,825
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(29)	(38)	(28)
Provision for (reversal of) credit losses changes in model		(23)	41
Provision for (reversal of) credit losses net remeasurement	174	211	237
Total provision for (reversal of) credit losses	145	150	250
Write-offs	(77)	(125)	(222)
Recoveries	14	10	18
Interest income on impaired loans	(23)	(20)	(23)
Foreign exchange and other	63	21	(41)
Balance at end of period	1,849	1,727	1,807
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	896
Balance at end of period	916	896	716
Loans	805	800	631
Undrawn credit facilities and other off-balance sheet exposures	111	96	85
Stage 1 [member] | Residential mortgages [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	89	91	90
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	4	4	4
Provision for (reversal of) credit losses net remeasurement	(38)	(36)	(20)
Transfers to 12-month ECL	36	33	17
Transfers to lifetime ECL performing	(2)	(3)	(2)
Total provision for (reversal of) credit losses		(2)	(1)
Foreign exchange and other	2		(1)
Balance at end of period	91	89	88
Stage 1 [member] | Personal [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	247	179	174
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	7	9	8
Provision for (reversal of) credit losses changes in model	(20)	54
Provision for (reversal of) credit losses net remeasurement	(119)	(146)	(128)
Transfers to 12-month ECL	128	164	140
Transfers to lifetime ECL performing	(15)	(11)	(18)
Transfers to lifetime ECL credit-impaired	(1)
Total provision for (reversal of) credit losses	(20)	70	2
Foreign exchange and other	1	(2)
Balance at end of period	228	247	176
Stage 1 [member] | Credit card [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	295	193	181
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	10	5	6
Provision for (reversal of) credit losses changes in model	(26)	86
Provision for (reversal of) credit losses net remeasurement	(213)	(153)	(94)
Transfers to 12-month ECL	232	183	119
Transfers to lifetime ECL performing	(21)	(19)	(18)
Total provision for (reversal of) credit losses	(18)	102	13
Balance at end of period	277	295	194
Stage 1 [member] | Business and government [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	265	311	294
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	14	8	3
Provision for (reversal of) credit losses changes in model		(40)	12
Provision for (reversal of) credit losses net remeasurement	(8)	(87)	(85)
Transfers to 12-month ECL	47	76	51
Transfers to lifetime ECL performing	(7)	(8)	(9)
Total provision for (reversal of) credit losses	46	(51)	(28)
Foreign exchange and other	9	5	(8)
Balance at end of period	320	265	258
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	2,393
Balance at end of period	2,548	2,393	2,392
Loans	2,396	2,301	2,316
Undrawn credit facilities and other off-balance sheet exposures	152	92	76
Stage 2 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	126	153	142
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(5)	(8)	(2)
Provision for (reversal of) credit losses net remeasurement	36	6	38
Transfers to 12-month ECL	(35)	(32)	(16)
Transfers to lifetime ECL performing	7	9	3
Transfers to lifetime ECL credit-impaired	(2)	(2)	(1)
Total provision for (reversal of) credit losses	1	(27)	22
Foreign exchange and other	1		1
Balance at end of period	128	126	165
Stage 2 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	546	712	709
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(5)	(15)	(14)
Provision for (reversal of) credit losses changes in model	76	(127)
Provision for (reversal of) credit losses net remeasurement	187	144	183
Transfers to 12-month ECL	(126)	(162)	(140)
Transfers to lifetime ECL performing	23	18	19
Transfers to lifetime ECL credit-impaired	(19)	(24)	(23)
Total provision for (reversal of) credit losses	136	(166)	25
Foreign exchange and other	(2)		1
Balance at end of period	680	546	735
Stage 2 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	660	648	591
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(5)	(4)	(19)
Provision for (reversal of) credit losses changes in model	32	(34)
Provision for (reversal of) credit losses net remeasurement	264	273	165
Transfers to 12-month ECL	(232)	(183)	(119)
Transfers to lifetime ECL performing	21	19	18
Transfers to lifetime ECL credit-impaired	(57)	(59)	(56)
Total provision for (reversal of) credit losses	23	12	(11)
Balance at end of period	683	660	580
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,061	991	864
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(22)	(28)	(20)
Provision for (reversal of) credit losses changes in model		17	29
Provision for (reversal of) credit losses net remeasurement	79	165	211
Transfers to 12-month ECL	(45)	(72)	(49)
Transfers to lifetime ECL performing	9	11	11
Transfers to lifetime ECL credit-impaired	(62)	(29)	(111)
Total provision for (reversal of) credit losses	(41)	64	71
Foreign exchange and other	37	6	(23)
Balance at end of period	1,057	1,061	912
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	825
Balance at end of period	912	825	1,074
Loans	903	816	1,073
Undrawn credit facilities and other off-balance sheet exposures	9	9	1
Stage 3 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	234	258	224
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(15)	(20)	(9)
Provision for (reversal of) credit losses net remeasurement	41	12	43
Transfers to 12-month ECL	(1)	(1)	(1)
Transfers to lifetime ECL performing	(5)	(6)	(1)
Transfers to lifetime ECL credit-impaired	2	2	1
Total provision for (reversal of) credit losses	22	(13)	33
Write-offs	(2)	(3)	(3)
Recoveries	3		4
Interest income on impaired loans	(8)	(9)	(6)
Foreign exchange and other	4	1	(2)
Balance at end of period	253	234	250
Stage 3 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	190	193	181
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(7)	(12)	(11)
Provision for (reversal of) credit losses changes in model		(6)
Provision for (reversal of) credit losses net remeasurement	112	127	108
Transfers to 12-month ECL	(2)	(2)	0
Transfers to lifetime ECL performing	(8)	(7)	(1)
Transfers to lifetime ECL credit-impaired	20	24	23
Total provision for (reversal of) credit losses	115	124	119
Write-offs	(138)	(141)	(126)
Recoveries	17	15	17
Interest income on impaired loans	(2)	(2)	(1)
Foreign exchange and other	5	1	(3)
Balance at end of period	187	190	187
Stage 3 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Provision for (reversal of) credit losses net remeasurement	112	110	77
Transfers to lifetime ECL credit-impaired	57	59	56
Total provision for (reversal of) credit losses	169	169	133
Write-offs	(204)	(204)	(160)
Recoveries	35	35	27
Stage 3 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	401	389	667
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(21)	(18)	(11)
Provision for (reversal of) credit losses net remeasurement	103	133	111
Transfers to 12-month ECL	(2)	(4)	(2)
Transfers to lifetime ECL performing	(2)	(3)	(2)
Transfers to lifetime ECL credit-impaired	62	29	111
Total provision for (reversal of) credit losses	140	137	207
Write-offs	(77)	(125)	(222)
Recoveries	14	10	18
Interest income on impaired loans	(23)	(20)	(23)
Foreign exchange and other	17	10	(10)
Balance at end of period	$ 472	$ 401	$ 637